JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

May 20, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I (“Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Managed Income

Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 109 (Amendment No. 110 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the JPMorgan Managed Income Fund under the Trust. The Fund will offer Select Class Shares and Institutional Class Shares. Included in the filing are the prospectuses and statement of additional information with regard to the Fund.

The Fund seeks current income while seeking to maintain a low volatility of principal. The Fund mainly invests in investment grade, U.S. dollar denominated short-term fixed and floating rate debt securities.

If you have any questions or comments, please call me at (614) 248-5749.

Very truly yours,

/S/ JESSICA K. DITULLIO

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Jessica K. Ditullio

Assistant Secretary